Condensed financial information of the Company - Condensed statements of comprehensive income (Details)	12 Months Ended
Mar. 31, 2019 USD ($)
Condensed statements of comprehensive income
Net income for the year	$ 8,675,058
Total comprehensive income	7,939,866
Reportable legal entities | Parent company
Condensed statements of comprehensive income
Net income for the year	8,675,058
Other comprehensive income	(735,192)
Total comprehensive income	$ 7,939,866